Share-based compensation	12 Months Ended
Dec. 31, 2018
Share-based compensation
Share-based compensation

20          Share-based compensation

(a)          Share option plan

The Company’s 2010 Share Option Plan provides for the grant of incentive share options to the Company’s employees, officers, directors or consultants. The Company’s board of directors administers the 2010 Share Option Plan, selects the individuals to whom options will be granted, determines the number of options to be granted, and the term and exercise price of each option.

During the years ended December 31, 2016, 2017 and 2018, the Company granted share options to non-employees, employees, officers and directors of the Group. These options were granted with exercise prices denominated in the US$, which is the functional currency of the Company. The table below sets forth information regarding share options granted over the years:

				Exercise
			Vesting	price at
	Number of	Term	period	grant date
Grant Date	share options	(year)	(year)	(US$)
April 1, 2016	32,200	10.25	4.00	20.0000
April 1, 2016	79,116	10.25	4.00	6.0000
July 1, 2016	10,000	10.00	4.00	20.0000
July 1, 2016	1,000	10.00	4.00	12.0000
January 1, 2017	4,400	10.01	4.00	20.0000
January 1, 2017 (Note ii)	180,000	10.01	1.67	0.0010
January 1, 2017	100,800	10.01	4.00	8.1290
April 1, 2017	5,000	10.01	4.00	12.0000
July 1, 2017	12,000	8.51	2.50	8.1290
(i)

The Company modified certain terms of the options in 2017 previously granted on February 1, 2015, which these modifications were related to either the vesting period or the exercise price. The incremental costs resulting from such modifications were assessed to be insignificant.

(ii)The Company modified certain terms of the options in 2018 previously granted on January 1, 2015 and January 1, 2017, respectively, which these modifications were related to the vesting period and the exercise price. The incremental costs recognized as share-based compensation expense during the year ended December 31, 2018 resulting from such modifications were US$1,495.

The following table summarizes the share option activity for the years ended December 31, 2016, 2017 and 2018:

				Weighted
			Weighted	average
		Weighted	average	remaining	Aggregate
		average	grant date	contractual	intrinsic
	Number of	exercise price	fair value	life	value
	share options	US$	US$	years	US$’000

At January 1, 2016	1,592,443	4.90		8.58	23,641
Granted	122,316	10.42	13.81
Exercised	(68,135)	2.51
Forfeited	(154,439)	7.14
At December 31, 2016	1,492,185	5.23		7.80	18,631
Vested and expected to vest at December 31, 2016	1,083,293	4.25	9.64	7.15	14,494
Exercisable to vest at December 31, 2016	928,597	3.68	10.77	7.44	12,615

			Weighted	Weighted
		Weighted	average	average	Aggregate
		average	grant date	remaining	intrinsic
	Number of	exercise price	fair value	contractual	value
	share options	US$	US$	life years	US$’000
At January 1, 2017	1,492,185	5.23	—	7.80	18,631
Granted	302,200	8.37	11.67	—	—
Exercised	(25,898)	2.37	—	—	—
Forfeited	(225,911)	7.34	—	—	—
At December 31, 2017	1,542,576	5.62		7.24	19,387
Vested and expected to vest at December 31, 2017	1,199,712	4.75	10.71	6.55	16,081
Exercisable to vest at December 31, 2017	1,118,812	4.72	11.35	6.87	15,035
At January 1, 2018	1,542,576	5.62		7.24	19,387
Exercised	(503,712)	1.28
Forfeited	(130,455)	9.19
At December 31, 2018	908,409	7.52		6.27	2,724
Vested and expected to vest at December 31, 2018	862,372	4.69	11.39	5.58	2,793
Exercisable to vest at December 31, 2018	823,341	4.52	12.02	5.88	2,634

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates. Based upon the Company’s historical and expected forfeitures for share options granted, the directors of the Company estimated that its future forfeiture rate would be 6% and 11% for employees and 23% and 17% for senior management in 2017 and 2018, respectively.

The aggregate intrinsic value in the table above represents the difference between the estimated fair value of the Company’s ordinary shares as of December 31, 2017 and 2018 and the exercise price.

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized based on the vesting schedule over the requisite service period. Total fair values of options vested and recognized as expenses as of December 31, 2016, 2017 and 2018 were US$3,688,  US$3,681 and US$5,349 respectively.

As of December 31, 2017 and 2018, there were 150,000 share options granted to certain employees which the vesting was subject to the earlier occurrence of any of the following events, either: the Company being approved to be listed on a stock exchange with an expected market capitalization of no less than US$500,000; or (ii) a merger or acquisition of the Company or any of its subsidiaries at a valuation of US$500,000 or above in which the shareholders of the Company shall no longer hold a majority of the outstanding shares of the surviving corporation. None of the options were vested as of December 31, 2017 and 2018.

As of December 31, 2017 and 2018, there were US$4,666 and US$921 of unrecognized share-based compensation expenses related to share options, which were expected to be recognized over a weighted-average vesting period of 2.04 and 1.14 years, respectively. To the extent the actual forfeiture rate is different from the Company’s estimate, the actual share-based compensation related to these awards may be different from the expectation.

The binomial option pricing model is used to determine the fair value of the share options granted to employees and non-employees. The fair values of share options granted/modified during the years ended December 31, 2016, 2017 and 2018 were estimated using the following assumptions:

				Expected
	Risk-free	Dividend	Volatility	term
	interest rate	yield	rate	(in years)
Date	(Note i)	(Note ii)	(Note iii)	(Note iv)
Granted during the years ended December 31, 2016 and 2017:
April 1, 2016	2.00%	0%	49.37%	NA
July 1, 2016	1.62%	0%	50.52%	NA
January 1, 2017	2.67%	0%	50.75%	NA
April 1, 2017	2.59%	0%	50.79%	NA
July 1, 2017	2.35%	0%	47.59%	NA
Modified during the year ended December 31, 2018:
September 1, 2018 (Note v)	2.83%	0%	42.72%	NA
September 1, 2018 (Note vi)	2.92%	0%	44.65%	NA

Notes:

(i)	The risk-free interest rate of periods within the contractual life of the share option is based on the yield of US Treasury Strips sourced from Bloomberg as of the valuation dates.
(ii)	The Company has no history or expectation of paying dividends on its ordinary shares.
(iii)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(iv)

The time to expire is assumed to be the option’s contractual term while early exercise multiples, being 2.2x and 2.8x for general staff and management staff, respectively, and post-vesting employment termination behavior have been factored into the model to derive the fair values of the share options.

(v)	It refers to the modification of options previously granted on January 1, 2015.
(vi)	It refers to the modification of options previously granted on January 1, 2017.

(b)          Post-IPO share incentive plan

The Company’s post-IPO share incentive plan provides for the grant of incentive share options and RSUs to the Company’s employees, officers, directors or consultants. The Company’s board of directors administers the post-IPO share incentive plan, selects the individuals to whom options and RSUs will be granted, determines the number of options and RSUs to be granted, and the term and exercise price of each option and RSU.

During the year ended December 31, 2018, the Company granted RSUs to non-employees, employees, officers and directors of the Group. The table below sets forth information regarding RSUs granted during the year ended December 31, 2018:

		Vesting
	Number of	period
Grant Date	RSUs	(year)

September 1, 2018 (Note i)	514,991	0.01
September 17, 2018 (Note i)	53,686	0.03
September 17, 2018 (Note vi)	23,452	0.29
October 25, 2018 (Note i)	100,000	0.02
October 25, 2018 (Note vi)	5,000	0.18
October 29, 2018 (Note vi)	431,760	0.01
October 25, 2018 (Note vi)	138,855	0.00
October 25, 2018 (Note iii)	105,000	3.19
October 25, 2018 (Note iii)	37,500	2.19
October 25, 2018 (Note v)	75,000	0
December 14, 2018 (Note viii)	50,000	2.00
July 1, 2018 (Note iv)	22,000	3.50
July 1, 2018 (Note iv)	118,020	4.00
October 1, 2018 (Note iv)	1,800	4.00
July 1, 2018 (Note vii)	260,810	0.49
July 1, 2018 (Note vii)	12,500	0.54

Notes:

(i)	These RSUs were granted to non-employees for their past services and immediately vested on grant date.
(ii)	These RSUs were granted to employees for their past services and immediately vested on the grant date.
(iii)	These RSUs were scheduled to be vested over two to three years on a monthly basis.
(iv)

These RSUs were scheduled to be vested over four years. One-fourth of the awards shall be vested upon the end of the first semi-anniversary dates of the grants or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight-line basis at the end of the remaining anniversary years.

(v)

On October 25, 2018, the Company authorized and communicated the issuance of RSUs to an officer of the Company which are subject to certain market conditions based on achievement of average closing stock prices. The Company determines the grant-date fair value of these RSUs using the Monte Carlo simulation model utilizes multiple input variables to determine the stock-based compensation expense. The fair value of these RSUs were US$5, as determined using a Monte Carlo simulation with the following assumptions: a historical volatility of 37.02%,  0% dividend yield and a risk-free interest rate of 2.90%. The historical volatility was based on the average volatility of the comparable companies for the most recent 2-year period. The stock price projection for the Company assumes a 0% dividend yield. This is mathematically equivalent to reinvesting dividends in the issuing entity over the performance period. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period. None of these RSUs were forfeited or expired during the year ended December 31, 2018.

(vi)	These RSUs were granted to non-employees for their past services and vested within one year.
(vii)	These RSUs were granted to employees for their past services and vested within one year.

(viii) This RSU was granted to a non-employee for his service and vest over two years on a quarterly basis starting from the service inception date on January 1, 2019.

The following table summarizes the activity of the service-based RSUs for the year ended December 31, 2018:

		Weighted
		average
	Number of	grant date
	RSUs	fair value

At January 1, 2018	—	—
Granted	1,950,374	8.72
Vested	(1,569,792)	9.94
Forfeited	(4,310)	12.70

At December 31, 2018	376,272	8.02

Vested and expected to vest at December 31, 2018	376,272	8.02

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates. Based upon the Company’s expected forfeitures for RSUs granted, the directors of the Company estimated that its future forfeiture rate would be 1% for employees and 0% for non-employees in 2018.

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized based on the vesting schedule over the requisite service period. Total fair values and intrinsic value of RSUs vested and recognized as expenses as of December 31, 2018 were US$14,330.

(c)          Issuance of shares to certain employees with performance conditions

On December 28, 2016, the Company authorized and communicated the issuance of restricted ordinary shares of 1,068,114 and 801,086 of the Company to certain employees upon fulfillment of certain performance conditions (mainly financial performance related) for the fiscal years of 2017 and 2018, respectively and these employees have to be remained employed by the Company. Considering the likelihood of achieving the performance conditions are not probable as of December 31, 2017 and 2018, no share-based compensation expense has been recorded. Total fair value of these shares were US$32,869. Significant factors, assumptions and methodologies used in determining the business valuation include applying the discounted cash flow approach, and such approach involves certain significant estimates. They are terminal growth rate of 3.0%, weighted average cost of capital of 18.3% and growth rate on average spending per customer ranges from 3.0% to 19.0%.  All these restricted ordinary shares were forfeited and expired as of December 31, 2018.

(d)          Issuance of shares to certain employees

On December 28, 2016, the Company and three of the Company’s shareholders agreed to transfer a total of 998,338 shares of the Company’s ordinary shares held by them to certain employees of the Company at no cost for services previously provided for. The fair value of the shares transferred and the corresponding share-based compensation expense and additional paid in capital was US$17,555 and included in general and administrative expenses. In determining the fair value of shares of the Company transferred to these employees, a business valuation of the Company was performed by management with the assistance of an external valuer. Significant factors, assumptions and methodologies used in determining the business valuation include applying the discounted cash flow approach, and such approach involves certain significant estimates. They are terminal growth rate of 3.0%, weighted average cost of capital of 18.3% and growth rate on average spending per customer ranges from 3.0% to 19.0%.

Total compensation costs recognized for the years ended December 31, 2016, 2017 and 2018 are as follows:

	For the years ended December 31,
	2016	2017	2018
Cost of revenues	52	49	347
Research and development	985	937	6,587
Sales and marketing	2,160	2,179	4,811
General and administrative	18,047	1,907	7,934
Total	21,244	5,072	19,679